Fair Value of Financial Instruments (FY) (Tables)	4 Months Ended
Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following summarized the Company’s financial liabilities that are recorded at fair value on a recurring basis at December 31, 2018, August 31, 2018 and August 31, 2017.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$7,379,893	$7,379,893

	August 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$2,317,412	$2,317,412

	August 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$312,878	$312,878